Interest expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest Expense [Abstract]
Gross interest expense	$ 451	$ 475	$ 548
Capitalized interest	(39)	(60)	(70)
Interest expense	$ 412	$ 415	$ 478